Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of trade and other payables

Current	2022 £’000	2021 £’000	2020 £’000
Trade payables	339	485	337
Other payables	17	5	26
Accruals	817	546	768
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,173	1,036	1,131
Tax and social security	77	56	31
Deferred revenue	197	–	68
Total trade and other payables	1,447	1,092	1,230